American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

Phone (213) 486 9447

Fax (213) 486 9455

E-mail: siik@capgroup.com

Steven I. Koszalka

Secretary

May 16, 2013

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds College Target Date Series
File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

On behalf of the Series, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on April 25, 2013 pursuant to Rule 497 (Accession No. 0000051931-13-000348), which is incorporated by reference into this filing.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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